DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the three and six months ended June 30, 2023 and 2022.

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2023	2022	2023	2022
Inventory costs	$8,030	$9,838	$16,421	$18,591
Subcontractor and consultant costs	765	812	1,465	1,553
Concession construction materials and labor costs	85	81	160	160
Depreciation and amortization expense	907	776	1,807	1,470
Compensation	1,591	1,281	3,109	2,480
Other direct costs	952	890	1,834	2,015
Total	$12,330	$13,678	$24,796	$26,269